Pension plan obligations (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost of service, net	R$ 5,779	R$ 5,997	R$ 1,020
Interest cost rates	463,992	532,997	408,698
Expected return on the plan's assets	(274,265)	(294,788)	(221,079)
Amount received from State of Sao Paulo (undisputed)	(119,506)	(112,824)	(98,174)
Total expenses	76,020	131,382	90,465
G1 Plan [Member]
IfrsStatementLineItems [Line Items]
Cost of service, net	5,779	5,997	1,020
Interest cost rates	274,718	307,777	231,745
Expected return on the plan's assets	(274,265)	(294,788)	(221,079)
Amount received from State of Sao Paulo (undisputed)
Total expenses	6,252	18,986	11,686
G0 Plan [Member]
IfrsStatementLineItems [Line Items]
Cost of service, net
Interest cost rates	189,274	225,220	176,953
Expected return on the plan's assets
Amount received from State of Sao Paulo (undisputed)	(119,506)	(112,824)	(98,174)
Total expenses	R$ 69,768	R$ 112,396	R$ 78,779